Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Committee generally makes grants of long-term equity awards to our NEOs at the first Committee meeting of our fiscal year, which is the same meeting at which the Committee takes other compensation actions and performs its annual performance evaluation of management. Annual long-term equity awards for our officers occur on the same date as long-term equity awards for our other professional and managerial employees, which is typically on March 1 of the fiscal year. Awards are neither timed to relate to the price of our stock nor to correspond with the release of material non-public information, although grants are generally made when our trading window is open. We may make grants to new employees, including potential NEOs, when they are hired. Awards for NEOs are made following committee approval and typically occur in the quarter following the employee start date.
During 2024, we did not award stock options or stock appreciation rights to any of our NEOs in the period beginning four business days before our filing of a Form 10-Q or Form 10-K, or the filing or furnishing of a Form 8-K that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such report.

Award Timing Method	Annual long-term equity awards for our officers occur on the same date as long-term equity awards for our other professional and managerial employees, which is typically on March 1 of the fiscal year. Awards are neither timed to relate to the price of our stock nor to correspond with the release of material non-public information, although grants are generally made when our trading window is open. We may make grants to new employees, including potential NEOs, when they are hired. Awards for NEOs are made following committee approval and typically occur in the quarter following the employee start date.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
During 2024, we did not award stock options or stock appreciation rights to any of our NEOs in the period beginning four business days before our filing of a Form 10-Q or Form 10-K, or the filing or furnishing of a Form 8-K that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such report.

MNPI Disclosure Timed for Compensation Value	false